Employee benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 339,915	$ 233,871
Quoted bonds	198,620	183,852
Property	34,399	32,353
Cash	17,285	75,095
Other	232,002	275,850
Plan assets	822,221	801,021
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	339,915	233,871
Quoted bonds	198,541	183,729
Property	34,399	32,353
Cash	17,178	75,044
Other	197,517	238,862
Plan assets	787,550	763,859
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Property	0	0
Cash	0	0
Other	13,250	12,088
Plan assets	13,250	12,088
France
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Property	0	0
Cash	0	0
Other	0	0
Plan assets	0	0
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	79	123
Property	0	0
Cash	107	51
Other	21,235	24,900
Plan assets	$ 21,421	$ 25,074